Risk and Capital Management - Summary of Assessing Minimum Capital Requirements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	R$ 1,042,207	R$ 891,300
Credit risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	921,934	784,730
Credit risk [member] | Credit Risk Excluding Counterparty Credit Risk [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	778,153	690,474
Credit risk [member] | Counterparty Credit Risk [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	45,674	31,356
Credit risk [member] | Counterparty Credit Risk [Member] | Credit Risk Excluding Counterparty Credit Risk [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	27,119	16,523
Credit risk [member] | Counterparty Credit Risk [Member] | Other Counterparty Credit Risk [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	18,555	14,833
Credit risk [member] | Credit Valuation Adjustment [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	5,960	3,494
Credit risk [member] | Equity Investments In Funds Look Through Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	4,897	7,669
Credit risk [member] | Equity Investments In Funds Mandate Based Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	623	205
Credit risk [member] | Equity Investment In Funds Fall Back Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	716	1,133
Credit risk [member] | Securitisation Exposures Standardised Approcah [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	1,506	0
Credit risk [member] | Amount Below The Thresholds For Deduction [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	84,405	50,399
Operational risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	92,792	81,568
Market risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	27,481	25,002
Market risk [member] | Standardised Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	34,351	28,328
Market risk [member] | Internal Model Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	R$ 22,362	R$ 25,002